Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash and cash equivalents	$ 573,377	$ 709,064
Short-term interest-bearing investments	244,603	256,527
Accounts receivable, net	946,777	866,819
Prepaid expenses and other current assets	238,390	235,089
Total current assets	2,003,147	2,067,499
Property and equipment, net	794,287	698,768
Lease assets	176,884	233,162
Goodwill	2,662,825	2,622,644
Intangible assets, net	178,312	259,032
Other noncurrent assets	574,938	630,669
Total assets	6,390,393	6,511,774
Current liabilities:
Accounts payable	134,400	121,199
Accrued expenses and other current liabilities	612,656	612,303
Accrued personnel costs	208,602	274,275
Lease liabilities	43,336	58,714
Deferred revenue	253,686	237,374
Total current liabilities	1,252,680	1,303,865
Deferred income taxes and taxes payable	312,237	304,538
Lease liabilities	138,378	177,906
Long-term debt, net of unamortized debt issuance costs	645,117	644,553
Other noncurrent liabilities	481,703	445,728
Total liabilities	2,830,115	2,876,590
Amdocs Limited Shareholders' equity:
Preferred Shares — Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares — Authorized 700,000 shares; £0.01 par value; 284,400 and 281,945 issued and 120,842 and 124,866 outstanding, in 2022 and 2021, respectively	4,548	4,516
Additional paid-in capital	4,105,900	3,951,201
Treasury stock, at cost — 163,558 and 157,079 ordinary shares in 2022 and 2021, respectively	(6,731,789)	(6,223,317)
Accumulated other comprehensive (loss) income	(72,476)	9,338
Retained earnings	6,211,586	5,850,937
Total Amdocs Limited Shareholders' equity	3,517,769	3,592,675
Noncontrolling interests	42,509	42,509
Total equity	3,560,278	3,635,184
Total liabilities and equity	$ 6,390,393	$ 6,511,774